NET LOSS PER SHARE - Disclosure of earnings per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Net basic loss attributable to shareholders of the Company	$ (4,361)	$ (309)	$ (6,638)	$ (34)
Change in fair value of derivative pre-funded warrant liability	0	0	0	(124)
Net diluted loss	(4,361)	(309)	(6,638)	(158)
Common shares used in computing basic net loss per share	9,267	3,261	7,764	3,173
Common shares to be issued upon exercise of derivative pre-funded warrant liability	0	0	0	123
Common shares used in computing diluted net loss per share	$ 9,267	$ 3,261	$ 7,764	$ 3,296
Basic net loss per common share	$ (0.47)	$ (0.09)	$ (0.85)	$ (0.01)
Diluted net loss per common share	$ (0.47)	$ (0.09)	$ (0.85)	$ (0.05)